                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.    Name and address of issuer:

      Oppenheimer Europe Fund
      6803 S. Tucson Way
      Englewood, CO 80112

2.    Name of each series or class of securities for which this Form is filed
      (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / X /

3.    Investment Company Act File Number : 811-09097

4.    Securities Act File Number: 333-79637

4(a). Last day of fiscal year for which this Form is filed:  08/31/01

4(b). /  /  Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). /  /  Check box if this is the last time the issuer will be filing this
Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold
            during the fiscal year pursuant to section
            24(f):
            $93,812,170

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:
            $92,487,492

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995 that
            were not previously used to reduce
            registration fees payable to the Commission:
            $0

      (iv)  Total available redemption credits [add
            items 5(ii) and 5(iii)]:
            $92,487,492

      (v)   Net sales - if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from Item
            5(i)]:
            $1,324,678

      (vi)  Redemption credits available for use in
            future years -- if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv from Item
            5(i)]:
            ($0)

      (vii) Multiplier for determining registration fee
            (See Instructions C.9):
            x .00025

      (viii)
            Registration fee due [multiple Item 5(v) by
            Item 5(vii)] (enter "0" if no fee is due):
            = $332

            ============

6.  Prepaid Shares:

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
      deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due: $-0-

      If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): N/A

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                  = $332

9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      Method of Delivery:  Wire transfer / X /
      Fed Wire #2314

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:   /s/ Robert J. Bishop
      Robert J. Bishop, Assistant Treasurer

Date: November 28, 2001

cc:   Ron Feiman, Esq.

261_24F-2_Edgar0801.doc